Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases to Offices and Public Displays With Initial Terms of One-Year or Longer

Future minimum payments under non-cancelable operating leases related to offices and public displays with initial terms of one-year or longer consisted of the following at December 31, 2018:

RMB
2019	110,796
2020	97,949
2021	90,347
2022	83,251
2023 and thereafter	698,995
1,081,338